Label	Element	Value
FPA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000924727_SupplementTextBlock

FPA Funds Trust

FPA International Value Fund (FPIVX)

Supplement dated June 22, 2017 to the

Prospectus dated April 30, 2017

This Supplement updates certain information contained in the Prospectus for the FPA International Value Fund (the “Fund”), a series of FPA Funds Trust, dated April 30, 2017.  You should retain this Supplement and the Prospectus for future reference.  Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpafunds.com or calling us at (800) 638-3060.

Effective June 26, 2017, the Board of Trustees of the Fund approved the removal of the 2% redemption fee.  As a result, the following sections of the Prospectus are hereby amended.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA International Value Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The shareholder fee table in the section titled “Fund Summary-Fees and Expenses of the Fund” on page 2 of the Prospectus is hereby deleted in its entirety and replaced by the following:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE RETAIN FOR FUTURE REFERENCE
FPA International Value Fund | FPA International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of original sales price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none